DEPOSITS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
Under 3 months	$ 24,805	$ 29,629
3 to 12 months	70,447	71,489
Over 12 months	16,755	18,399
Total	$ 112,007	$ 119,517